Additional information - Financial Statement Schedule I (Tables)	12 Months Ended
Jun. 30, 2026
Additional information - Financial Statement Schedule I
Statement of condensed statement of profit or loss

	Year ended 30 June
	2026	2025	2024
	£’000	£’000	£’000
Operating expenses excluding exceptional items	(6,448)	(7,816)	(10,866)
Exceptional items	306	(55)	(43,324)
Finance income	6,992	6,973	2,509
Profit/(loss) before income tax	850	(898)	(51,681)
Income tax expense	(2)	(1)	—
Profit/(loss) for the year	848	(899)	(51,681)

Statement of condensed balance sheet

	As of 30 June
	2026	2025
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Amounts owed by subsidiaries	229,470	222,642
Other receivables	91	91
Cash and cash equivalents	83	74
	229,644	222,807
Total assets	548,909	542,072

EQUITY AND LIABILITIES
Equity
Share capital	56	56
Share premium	307,345	307,345
Treasury shares	(21,305)	(21,305)
Retained earnings	196,232	195,141
	482,328	481,237
Current liabilities
Amounts owed to subsidiaries	64,795	59,416
Other payables	1,786	1,419
	66,581	60,835
Total equity and liabilities	548,909	542,072

Statement of condensed statement of changes in equity

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2023	53	68,822	(21,305)	246,187	293,757
Loss for the year	—	—	—	(51,681)	(51,681)
Total comprehensive loss for the year	—	—	—	(51,681)	(51,681)
Proceeds from issue of shares	2	158,539	—	—	158,541
Equity-settled share-based payments	—	—	—	876	876
Balance at 30 June 2024	55	227,361	(21,305)	195,382	401,493
Loss for the year	—	—	—	(899)	(899)
Total comprehensive loss for the year	—	—	—	(899)	(899)
Proceeds from issue of shares	1	79,984	—	—	79,985
Equity-settled share-based payments	—	—	—	658	658
Balance at 30 June 2025	56	307,345	(21,305)	195,141	481,237
Profit for the year	—	—	—	848	848
Total comprehensive profit for the year	—	—	—	848	848
Equity-settled share-based payments	—	—	—	243	243
Balance at 30 June 2026	56	307,345	(21,305)	196,232	482,328

Statement of condensed statement of cash flows

	Year ended 30 June
	2026	2025	2024
	£’000	£’000	£’000
Cash flows from operating activities
Profit/(loss) before income tax	850	(898)	(51,681)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	243	658	875
Foreign exchange (gains)/losses on operating activities	(4)	18	1
Changes in working capital:
Other receivables	—	—	(1)
Amounts owed by subsidiaries	(6,828)	(6,111)	(3,371)
Other payables	365	(6,433)	3,216
Amounts due to subsidiaries	5,379	12,486	25,253
Net cash inflow/(outflow) from operating activities	5	(280)	(25,708)
Cash flows from financing activities
Proceeds from issue of shares	—	79,985	158,541
Net cash inflow from financing activities	—	79,985	158,541
Cash flows from investing activities
Loans advanced to subsidiaries	—	(79,985)	(133,175)
Net cash outflow from investing activities	—	(79,985)	(133,175)
Effect of exchange rate changes on cash and cash equivalents	4	(18)	(1)
Net increase/(decrease) in cash and cash equivalents	9	(298)	(343)
Cash and cash equivalents at beginning of year	74	372	715
Cash and cash equivalents at end of year	83	74	372

Statement of reconciliation of parent and consolidated financial information

	2026	2025	2024
	£’000	£’000	£’000
IFRS profit/(loss) reconciliation:
Parent only – IFRS profit/(loss) for the year	848	(899)	(51,681)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(43,802)	(32,124)	(61,478)
Consolidated IFRS loss for the year	(42,954)	(33,023)	(113,159)

IFRS equity reconciliation:
Parent only – IFRS equity	482,328	481,237	401,493
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(331,965)	(287,504)	(256,603)
Consolidated – IFRS equity	150,363	193,733	144,890